Future Maturities of Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
2013	$ 16,650
2014	10,650
2015	11,625
Debt instrument outstanding amount	$ 38,925	$ 55,537